UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: August 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

August 31, 2010

Semi-Annual Repor t

Legg Mason

Western Asset

Managed Municipals Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income, that is excluded from gross income for regular federal income tax purposes, to the extent consistent with prudent investment management and the preservation of capital*.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Legg Mason Western Asset Managed Municipals Fund

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset Managed Municipals Fund for the six-month reporting period ended August 31, 2010. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 24, 2010

Legg Mason Western Asset Managed Municipals Fund	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand over the six months ended August 31, 2010, several economic data points weakened toward the end of the reporting period. This, in combination with sovereign debt woes in Europe, impacted investor sentiment and had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the economy continued to expand during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% and 1.7% during the first and second quarters of 2010, respectively.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Starting with August, the manufacturing sector has expanded thirteen consecutive months. After reaching a six-year peak of 60.4 in April 2010, PMI data indicated somewhat more modest growth from May through July. However, the manufacturing sector then expanded at a faster pace in August, as its 56.3 reading during the month was better than July’s 55.5.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that number, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, July and August, more than 475,000 of these temporary positions were eliminated. This offset private sector growth and resulted in a net loss of 175,000, 54,000 and 54,000 jobs in June, July and August, respectively. The unemployment rate also rose in August to 9.6%, versus 9.5% in July.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2%, 7.1% and 27% in May, June and July, respectively. Sales then rose 7.6% in August and the inventory of unsold homes was an 11.6 month supply at the current sales level, versus a 12.5 month supply in July. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 0.6% in July. This marked the fourth straight monthly increase following six consecutive months of declining prices.

Financial market overview

During the first seven weeks of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by the fixed-income spread sectors (non-Treasuries). However, the market experienced a sharp sell-off in late April and in May, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities. Demand for riskier assets then resumed in June and July, before another “flight to quality” occurred in August.

Given certain pockets of weakness in the economy, the Federal Reserve Board (“Fed”)iv remained cautious throughout the reporting period. At its meeting in September 2010 (after the reporting period ended), the Fed said that “the pace of recovery in output and employment has slowed in recent months. . . . The Committee will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition, due to signs that economic growth was moderating toward the end of the reporting period, the Fed took further actions to spur the economy. At its August 10th meeting, the Fed announced that it would begin to use the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities. This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury

IV	Legg Mason Western Asset Managed Municipals Fund

Investment commentary (cont’d)

securities in an attempt to avoid a double-dip recession and ward off deflation.

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector outperformed equal-durationvi Treasuries during the majority of the first two months of the reporting period. Over that time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. However, robust investor appetite was replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June and July, as investor demand for these securities again increased. However, there was another bout of risk aversion in August, given fears that the economy may slip back into a recession.

Both short- and long-term U.S. Treasury yields fluctuated during the period, but generally moved lower. When the period began, two- and ten-year Treasury yields were 0.81% and 3.61%, respectively. On April 5, 2010, two- and ten-year Treasury yields peaked at 1.18% and 4.01%, respectively. Subsequent to hitting their highs for the period, yields largely declined during the remainder of the reporting period. When the period ended on August 31, 2010, two- and ten-year Treasury yields were 0.47% and 2.47%, respectively — their lows for the reporting period.

The municipal bond market modestly lagged its taxable bond counterpart over the six months ended August 31, 2010. Over that period, the Barclays Capital Municipal Bond Indexvii and the Barclays Capital U.S. Aggregate Indexviii returned 5.42% and 5.81%, respectively. Despite falling tax receipts and budgetary challenges, the municipal market generated solid results due to strong demand from investors seeking tax-free income. The decline in new issuance of tax-free bonds also fed the market’s demand.

Performance review

For the six months ended August 31, 2010, Class A shares of Legg Mason Western Asset Managed Municipals Fund, excluding sales charges, returned 3.17%. The Fund’s unmanaged benchmark, the Barclays Capital Municipal Bond Index, returned 5.42% for the same period. The Lipper General Municipal Debt Funds Category Average1 returned 5.25% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Western Asset Managed Municipals Fund:
Class 1[2]	3.24%
Class A	3.17%
Class B	3.29%
Class C	2.88%
Class I	3.23%
Barclays Capital Municipal Bond Index	5.42%
Lipper General Municipal Debt Funds Category Average	5.25%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect compensating balance arrangements, expense reimbursements and/or fee waivers, without which the performance would have been lower.

Performance reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the return for the six months ended August 31, 2010 for Class B shares would have been 2.85%.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 259 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Legg Mason Western Asset Managed Municipals Fund	V

The 30-Day SEC Yields for the period ended August 31, 2010 for Class 1, A, B, C and I shares were 4.56%, 4.22%, 3.81%, 3.85% and 4.56%, respectively. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yield for Class 1 shares would have been 4.42%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated June 28, 2010, the gross total operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 0.64%, 0.64%, 1.23%, 1.20% and 0.49%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets will not exceed 0.60% for Class I shares. In addition, the total annual operating expenses of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less 0.15%. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expense incurred.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 30, 2010

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Lower-rated, higher-yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vii	The Barclays Capital Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2010 and February 28, 2010 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2010 and held for the six months ended August 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	3.24%	$1,000.00	$1,032.40	0.48%	$2.46
Class A	3.17	1,000.00	1,031.70	0.63	3.23
Class B4	3.29	1,000.00	1,032.90	1.23	6.30
Class C	2.88	1,000.00	1,028.80	1.19	6.09
Class I	3.23	1,000.00	1,032.30	0.48	2.46

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	5.00%	$1,000.00	$1,022.79	0.48%	$2.45
Class A	5.00	1,000.00	1,022.03	0.63	3.21
Class B	5.00	1,000.00	1,019.00	1.23	6.26
Class C	5.00	1,000.00	1,019.21	1.19	6.06
Class I	5.00	1,000.00	1,022.79	0.48	2.45

[1]	For the six months ended August 31, 2010.

[2]

Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

[4]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 2.85%.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2010

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.9%
Alabama — 0.4%
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	$4,000,000	$4,423,400
Birmingham, AL, Waterworks Board, Water Revenue:
AGC	5.125%	1/1/34	5,000,000	5,394,800
AGC	5.250%	1/1/39	10,000,000	10,862,600
Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, NATL	5.500%	10/1/13	4,940,000	4,953,091	(a)
Total Alabama				25,633,891
Alaska — 0.5%
Alaska Housing Finance Corp., Home Mortgage Revenue	5.500%	12/1/38	21,290,000	22,430,718
Alaska Housing Finance Corp., Home Mortgage Revenue	5.350%	12/1/39	5,000,000	5,190,900
Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport	8.125%	5/1/31	2,500,000	2,317,825	(a)
Total Alaska				29,939,443
Arizona — 2.8%
Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project	5.000%	1/1/31	2,500,000	2,590,950
Greater Arizona Development Authority, Infrastructure Revenue:
Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,967,709
Pinal County Road Project, NATL	5.000%	8/1/20	2,895,000	3,137,833
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	500,000	619,710	(b)
Maricopa County, AZ, IDA, MFH Revenue, Refunding Bonds, FHA, GNMA-Collateralized	6.000%	10/20/31	1,730,000	1,839,838
Maricopa County, AZ, Pollution Control Corp., PCR, Southern California Edison Co.	5.000%	6/1/35	10,000,000	10,350,300
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/40	40,000,000	40,618,400	(c)
Phoenix, AZ, Civic Improvement Corp. Wastewater System Revenue, NATL, FGIC	5.000%	7/1/24	1,000,000	1,022,230
Prescott Valley, AZ, Improvement District, Special Assessment, Sewer Collection System and Roadway Repair	7.900%	1/1/12	40,000	41,401
Salt Verde, AZ, Financial Corp. Gas Revenue	5.500%	12/1/29	13,275,000	13,770,954
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	23,410,000	22,675,160
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	50,000,000	47,846,000
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	12,154,080
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	1,000,000	1,025,010
University of Arizona, COP:
AMBAC	5.000%	6/1/28	5,435,000	5,630,388
Unrefunded Balance, University of Arizona Project, AMBAC	5.000%	6/1/19	130,000	135,531
Unrefunded Balance, University of Arizona Project, AMBAC	5.000%	6/1/20	60,000	62,344
Total Arizona				167,487,838
California — 19.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	11,210,200
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,338,940
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	5.000%	4/1/34	15,000,000	16,124,700

See Notes to Financial Statements.

4	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Francisco Bay Area	5.125%	4/1/39	$82,155,000	$88,498,188
Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Project AB, AMBAC	5.000%	8/1/23	4,180,000	4,194,170
California EFA Revenue	5.625%	7/1/23	500,000	434,335
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/39	56,900,000	56,979,660
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	34,623,560
Stanford Hospital & Clinics	5.150%	11/15/40	25,650,000	26,344,602
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	7,000,000	6,399,120	(a)
Home Mortgage	5.000%	2/1/28	10,000,000	9,422,500	(a)
Home Mortgage	4.700%	8/1/36	8,500,000	7,072,085	(a)
Home Mortgage	5.500%	8/1/38	10,000,000	10,175,900
Home Mortgage	5.600%	8/1/38	12,500,000	11,899,000	(a)
Home Mortgage	5.500%	8/1/42	2,955,000	2,933,340	(a)
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,199,561
California Pollution Control Financing Authority Revenue, San Jose Water Co. Project	5.100%	6/1/40	10,000,000	10,285,500
California State Department of Veteran Affairs, Home Purchase Revenue, AMBAC	5.300%	12/1/21	4,875,000	5,031,780
California State Department of Water Resources, Water Revenue, AGM	5.125%	12/1/24	3,645,000	3,847,261
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	11,011,400
California Statewide CDA Health Facility Revenue, Community Hospital of Monterey Peninsula, AGM	5.250%	6/1/23	1,810,000	1,935,686
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	8,550,000	8,929,706
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	10,426,800
FHA, Methodist Hospital Project	6.750%	2/1/38	9,600,000	11,170,848
John Muir Health	5.125%	7/1/39	7,280,000	7,333,435
St. Joseph Hospital, FGIC	5.750%	7/1/47	20,000,000	20,789,600
Cucamonga County, CA, Water District, COP, NATL, FGIC	5.125%	9/1/31	3,655,000	3,729,123
El Dorado, CA, Irrigation District, COP, AGC	5.750%	8/1/39	10,000,000	10,702,100
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue	6.750%	6/1/39	24,000,000	28,011,360	(d)
Imperial Irrigation District Electric Revenue	5.000%	11/1/33	7,500,000	7,926,450
Imperial Irrigation District Electric Revenue	5.125%	11/1/38	27,800,000	29,480,788
Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC	5.250%	8/1/21	3,000,000	3,014,940
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase	5.500%	11/15/37	6,730,000	6,786,397
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	13,043,297
Los Angeles, CA, Department of Airports Revenue	5.250%	5/15/39	9,000,000	9,648,270
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport	5.000%	5/15/40	72,500,000	76,721,675
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/34	16,590,000	17,988,703
Los Angeles, CA, Water & Power Revenue:
Power Systems, AGM	5.000%	7/1/23	1,500,000	1,646,550
Power Systems, AGM	5.000%	7/1/26	7,850,000	8,500,844
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	22,760,000	25,175,291
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	17,500,000	21,361,025

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	5

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	$88,560,000	$103,359,261
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	13,671,157
Modesto, CA, Irrigation District, COP:
Capital Improvements	6.000%	10/1/39	15,000,000	16,755,600
Capital Improvements, AGM	5.000%	7/1/20	1,535,000	1,591,304
Capital Improvements, AGM	5.000%	7/1/21	2,210,000	2,289,582
Capital Improvements, AGM	5.000%	7/1/22	1,680,000	1,735,574
Novato, CA, USD, NATL, FGIC	5.000%	8/1/26	10,785,000	11,124,620
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,042,500
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	2,811,330
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	5,000,000	4,862,850
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	3,985,680
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,141,190
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	26,495,398
PFC, Grant	6.000%	7/1/39	29,130,000	31,485,160
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	5,152,230
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	16,744,650
Sacramento, CA, MUD Electric Revenue, NATL	5.000%	8/15/33	5,000,000	5,127,900
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	31,678,500
Arrowhead Project	5.250%	8/1/26	5,000,000	5,227,750
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,535,602
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	3,012,247
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	12,554,797
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/39	7,965,000	8,659,468
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	41,500,000	43,430,580	(c)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	35,960,100
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,174,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/40	18,560,000	19,103,437
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Refunding, NATL, FGIC	5.125%	5/1/26	16,675,000	16,847,586
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	2,475,000	2,717,204
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,589,377
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,665,100
San Bruno Jail No. 3, AMBAC	5.250%	10/1/20	3,000,000	3,007,650
San Bruno Jail No. 3, AMBAC	5.250%	10/1/26	5,000,000	5,009,000
Turlock, CA, Irrigation District Revenue	5.000%	1/1/40	10,000,000	10,407,800
University of California Revenues:
AMBAC	5.000%	5/15/23	4,000,000	4,379,040

See Notes to Financial Statements.

6	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
AMBAC	5.000%	5/15/24	$3,750,000	$4,079,288
AMBAC	5.000%	5/15/26	4,000,000	4,306,080
Walnut, CA, Energy Center Authority Revenue	5.000%	1/1/40	20,000,000	20,738,200
Total California				1,163,807,482
Colorado — 3.6%
Aurora, CO, Hospital Revenue, Childrens Hospital Association	5.000%	12/1/40	5,000,000	5,086,850
Colorado Educational & Cultural Facilities Authority Revenue, Charter School, Bromley East Project	7.250%	9/15/30	1,000,000	1,070,460	(d)
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	10,429,190
Parkview Medical Center Inc. Project	6.500%	9/1/20	1,000,000	1,058,310	(d)
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	4,898,400
Poudre Valley Health Care	5.000%	3/1/25	500,000	510,885
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,424,037
Sisters Leavenworth	5.000%	1/1/35	7,755,000	8,071,249
Sisters Leavenworth	5.000%	1/1/40	85,000,000	87,901,900
Colorado Springs, CO, Hospital Revenue	6.250%	12/15/33	11,000,000	11,815,760
Colorado Water Resource & Power Development Authority, NATL, FGIC	5.375%	11/1/20	2,180,000	2,294,951
Denver, CO, City & County, COP, AMBAC	5.750%	12/1/17	6,655,000	6,811,725	(d)
E-470 Public Highway Authority Revenue, CO, NATL	5.500%	9/1/24	8,900,000	9,189,695
Golden, CO, Sales & Use Tax Revenue, Improvement, AMBAC	5.100%	12/1/20	2,000,000	2,054,800
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	48,000,000	55,289,280
Pueblo County, CO, School District No. 60, GO, NATL, FGIC	5.250%	12/15/20	500,000	555,180	(d)
University of Colorado Hospital Authority Revenue	5.600%	11/15/21	1,000,000	1,063,310	(d)
Total Colorado				216,525,982
Connecticut — 0.9%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	1,520,000	1,448,910	(a)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	11,900,000	12,551,525
Fairfield University	5.000%	7/1/40	21,600,000	22,694,256
Connecticut State HFA:
Housing Mortgage Finance Program	4.850%	11/15/23	7,150,000	7,384,162
Housing Mortgage Finance Program	5.875%	11/15/33	3,805,000	4,048,520
Housing Mortgage Finance Program	6.000%	11/15/38	1,520,000	1,606,442
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.700%	9/1/12	2,000,000	1,041,000	(e)(g)
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.750%	9/1/18	6,500,000	3,382,275	(e)(g)
Total Connecticut				54,157,090
Delaware — 0.4%
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	21,060,000	22,167,545
District of Columbia — 0.2%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,361,840
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,303,550
Total District of Columbia				13,665,390
Florida — 9.2%
Bonita Springs, FL, Vasari Capital Improvement	6.950%	5/1/32	2,425,000	2,473,767	(d)
Bonnet Creek Resort Community Development District	7.375%	5/1/34	4,265,000	3,543,575	(g)

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	7

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	$860,000	$987,185	(b)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	11,365,800
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,860,945
Capital Region Community Development District, Capital Improvement	6.850%	5/1/31	865,000	873,512
Capital Region Community Development District, Capital Improvement	6.700%	5/1/32	905,000	923,390
Capital Trust Agency Revenue, Seminole Tribe Convention	8.950%	10/1/33	4,000,000	4,710,680	(d)(e)
Century Parc Community Development District, Special Assessment	7.000%	11/1/31	3,585,000	3,630,816
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	21,586,400
Citizens Property Insurance Corp., FL, Senior Secured High Act	6.000%	6/1/17	3,100,000	3,472,837
Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens Project, FHA	6.500%	10/1/25	290,000	290,110
Clearwater, FL, Water & Sewer Revenue	5.125%	12/1/32	1,555,000	1,694,001
Clearwater, FL, Water & Sewer Revenue	5.250%	12/1/39	5,500,000	5,942,695
Collier County, FL, Health Facilities Authority, Moorings Inc. Project	11.000%	12/1/10	280,000	287,241	(b)
Collier County, FL, Water-Sewer, Refunding, Water Revenue, AMBAC	8.875%	5/1/12	45,000	49,069	(b)
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,825,000	1,763,151
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	165,000	181,482
Escambia County, FL, Utilities Systems Revenue:
NATL	9.750%	6/1/12	125,000	138,678	(b)
NATL, FGIC	6.250%	1/1/15	3,000,000	3,360,480
Florida Housing Finance Corp. Revenue:
Homeowner Mortgage GNMA, FNMA, FHLMC	5.450%	7/1/33	9,320,000	9,902,686
Homeowner Mortgage GNMA, FNMA, FHLMC	6.375%	7/1/38	8,395,000	9,055,519
Homeowner Mortgage GNMA, FNMA, FHLMC	5.500%	7/1/39	12,565,000	13,284,849
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/18	1,625,000	1,735,923
NATL	5.250%	11/1/20	1,805,000	1,909,347
Florida State Board of Education	5.250%	6/1/19	3,220,000	3,380,549
Florida State Board of Education, Capital Outlay, GO, Public Education, NATL, FGIC	5.000%	6/1/19	3,000,000	3,180,810
Florida State Broward County Expressway Authority	10.000%	7/1/14	840,000	1,012,855	(b)
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,104,170
Florida State Municipal Power Agency Revenue, AGM	5.000%	10/1/31	10,000,000	10,634,500
Gainesville, FL, Utilities Systems Revenue	8.125%	10/1/14	1,290,000	1,489,473	(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health Systems	6.000%	11/15/25	1,750,000	1,947,207	(d)
Adventist Health Systems	5.875%	11/15/29	2,750,000	3,175,837	(d)
Adventist/Sunbelt Inc.	6.000%	11/15/31	3,000,000	3,219,000	(d)
Hillsborough County, FL:
IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	5,770,440	(a)
Utility Revenue, Refunding Bonds, NATL	9.875%	12/1/11	690,000	736,465	(b)
Jacksonville, FL, Health Facilities Authority Revenue, Brooks Health System	5.250%	11/1/38	9,250,000	9,353,785
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, NATL	5.250%	10/1/21	2,000,000	2,106,600
JEA District, FL, Electric System Revenue	5.125%	10/1/37	7,500,000	7,643,850

See Notes to Financial Statements.

8	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC	9.750%	10/1/13	$145,000	$164,639	(b)
Lakeland, FL, Electric & Water Revenue, Refunding, NATL	5.000%	10/1/18	5,100,000	5,168,595
Lee County, FL, HFA, Brittany Phase II Project, FNMA-Collateralized	6.100%	12/1/20	1,340,000	1,355,021	(a)(f)
Lee County, FL, Justice Center, Improvement Revenue Bonds, NATL	11.125%	1/1/11	460,000	475,884	(b)
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,040,120
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,543,020
Martin County, FL, IDA Revenue:
Indiantown Cogeneration Project	7.875%	12/15/25	15,000,000	15,072,450	(a)
Indiantown Cogeneration Project	8.050%	12/15/25	6,010,000	6,039,870	(a)
Mediterra North Community Development District	6.800%	5/1/31	2,215,000	2,227,803
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,021,811
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	27,726,552
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	20,000,000	20,851,800
Miami International Airport	5.375%	10/1/41	13,000,000	13,697,450
Miami International Airport, AGM	5.000%	10/1/41	25,085,000	25,669,731
Miami International Airport, NATL, FGIC	5.550%	10/1/13	250,000	253,215	(a)
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	10,343,500
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	40,000,000	41,315,200
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,678,930
AGC	5.250%	2/1/27	5,500,000	6,153,345
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,331,765
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	6,884,995
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,150,780
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	13,297,440
Southern Adventist Hospital, Adventist Health Systems	6.500%	11/15/30	3,000,000	3,066,810	(d)
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	37,000,000	40,000,330
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,154,800
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,207,050
Orlando, FL, Tourist Development Tax Revenue, AGC	5.500%	11/1/38	58,270,000	55,853,543
Orlando, FL, Urban Community Development, Capital Improvement	6.950%	5/1/33	865,000	910,335	(d)
Orlando, FL, Utilities Commission, Water & Electric Revenue, Refunding	5.000%	10/1/23	2,740,000	2,861,820
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	1,195,000	1,344,554	(b)
Palm Coast, FL, Utilities Systems Revenue, NATL	5.000%	10/1/27	2,100,000	2,160,795
Panther Trace, FL, Community Development, Special Assessment	7.250%	5/1/33	2,290,000	2,504,275	(d)
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	440,000	441,984	(a)
Polk County, FL, Utilities Systems Revenue, NATL, FGIC	5.000%	10/1/24	2,025,000	2,094,903
Port St. Lucie, FL, South Lennard Special Assessment	7.125%	9/1/21	1,150,000	1,163,237
Renaissance Community Development District, Florida Capital Improvement Revenue	7.000%	5/1/33	840,000	831,424
Reunion East Community Development District, Special Assessment	7.375%	5/1/33	5,955,000	4,042,492
Rivercrest Community Development District	7.000%	5/1/32	1,370,000	1,442,720	(d)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,085,000	544,844	(g)

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	9

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	$5,000,000	$5,490,550
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	3,880,373
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,024,280
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,090,152	(e)
Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC	5.200%	10/1/22	3,000,000	3,430,380
Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC	9.250%	10/1/10	55,000	55,360	(b)
Tampa, FL, Sales Tax Revenue, AMBAC	5.375%	10/1/21	1,000,000	1,028,840
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	569,525
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,196,560
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	2,025,000	2,288,979	(b)
University of Central Florida, Athletics Association Inc., NATL, FGIC	5.250%	10/1/34	1,000,000	1,007,980
Village Center Community Development District:
Florida Recreational Revenue, NATL	5.200%	11/1/25	1,100,000	1,029,732
Utility Revenue, NATL	5.250%	10/1/23	1,000,000	1,019,780
Waterchase Community Development District	6.700%	5/1/32	1,010,000	1,059,591	(d)
West Orange Healthcare District, FL	5.650%	2/1/22	2,000,000	2,031,460
West Orange Healthcare District, FL	5.800%	2/1/31	2,000,000	2,020,900
West Palm Beach, FL, IDR, AMBAC	11.375%	6/1/11	45,000	48,609	(b)
Westcoast Regional Water Supply Authority, Hillsborough County Project, AMBAC	10.400%	10/1/13	675,000	680,015	(d)
Total Florida				553,822,577
Georgia — 4.5%
Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC	6.125%	3/1/17	330,000	330,469	(a)
Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC	5.625%	7/1/20	335,000	339,452
Atlanta Development Authority Student Housing Revenue, ADA, CAU Partners Inc., ACA	6.250%	7/1/24	1,000,000	813,280
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	56,868,500
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	53,800,000	60,930,652
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,180,040
NATL, FGIC	5.500%	11/1/19	1,000,000	1,189,210
Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC	5.000%	8/1/22	1,000,000	1,040,260
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	6,000,500
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	19,285,740
Oglethorpe Power Corp. Vogtle Project BHAC	5.700%	1/1/43	16,785,000	18,435,637
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,145,820
Columbia County, GA, Water & Sewer Revenue, NATL, FGIC	5.500%	6/1/25	1,000,000	1,002,980
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	14,800,000	15,718,192

See Notes to Financial Statements.

10	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	$20,000,000	$22,609,200
Fulton County, GA, Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC	5.500%	11/1/18	1,000,000	1,018,440	(d)
Fulton County, GA, Water & Sewer Revenue, FGIC	6.375%	1/1/14	245,000	269,608	(b)
Georgia Municipal Electric Authority:
Power Revenue, AMBAC	7.250%	1/1/24	500,000	689,880
Power System Revenue	6.500%	1/1/12	655,000	693,494
Georgia Private Colleges & Universities Authority Revenue:
Mercer University Project	5.250%	10/1/20	2,000,000	2,020,160
Mercer University Project	5.750%	10/1/31	9,785,000	10,535,607	(d)
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,224,300
Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized	6.250%	6/1/15	950,000	952,708	(a)(f)
Main Street Natural Gas Inc., GA:
Gas Project Revenue	5.000%	3/15/22	5,000,000	5,087,700
Gas Project Revenue	5.500%	9/15/26	10,000,000	10,490,300
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	250,000	302,435
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	649,080
Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project	6.800%	1/1/12	500,000	536,210
Private Colleges & Universities Authority Revenue:
Mercer Housing Corp. Project	6.000%	6/1/31	2,000,000	1,951,160
Mercer University Project	5.750%	10/1/21	500,000	538,355	(d)
Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project	6.250%	2/1/25	2,000,000	2,030,440	(a)
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	564,915
Savannah, GA, EDA, Student Housing Revenue, University Financing Foundation Project, ACA	6.750%	11/15/20	1,000,000	1,032,030	(d)
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,556,595
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,015,670
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,280,600
Ware County Hospital Authority, Revenue Anticipation Certificates, NATL	5.500%	3/1/21	1,175,000	1,201,038
Total Georgia				270,530,657
Hawaii — 1.6%
Hawaii State Airports System Revenue	5.000%	7/1/39	64,300,000	66,208,424
Hawaii State Airports Systems Revenue	5.000%	7/1/34	28,375,000	29,444,454
Hawaii State Department of Budget & Finance, Hawaiian Electric Co. Inc., NATL	5.650%	10/1/27	960,000	979,200	(a)
Total Hawaii				96,632,078
Idaho — 0.1%
Idaho Health Facilities Authority Revenue, St. Luke’s Regional Medical Center, AGM	5.000%	7/1/35	4,000,000	4,125,120	(c)
Illinois — 2.2%
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds	7.000%	1/1/11	180,000	184,001	(b)

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	11

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	$6,000,000	$6,129,720
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,250,000	1,361,763	(a)
Chicago, IL, Single-Family Mortgage Revenue, FHLMC, FNMA, GNMA-Collateralized	7.000%	3/1/32	40,000	42,611	(a)
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	20,988,990
Alexian, AGM	5.500%	1/1/28	30,500,000	33,392,315
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,063,000
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	30,717,642
Memorial Health System	5.500%	4/1/39	12,000,000	12,296,040
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	4,387,105
Illinois Finance Authority, Student Housing Revenue, Refunding, Educational Advancement Fund Inc.	5.250%	5/1/34	2,175,000	1,985,405
Illinois Finance Authority, Water Facility Revenue, American Water Capital Corp. Project	5.250%	10/1/39	3,150,000	3,227,553
Illinois Health Facilities Authority Revenue:
Methodist Medical Center of Illinois Project	9.000%	10/1/10	115,000	115,777	(b)
Passavant Memorial Area Hospital	6.000%	10/1/24	1,500,000	1,521,570	(d)
Illinois Housing Development Authority, MFH Revenue, GNMA-Collateralized	5.750%	12/20/32	1,830,000	1,858,768
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	2,750,000	2,758,030
Illinois State GO, NATL, FGIC	5.125%	2/1/22	4,000,000	4,104,760
Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, NATL	5.500%	6/15/23	1,000,000	1,073,940
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	1,045,000	1,393,957
Total Illinois				131,602,947
Indiana — 0.9%
Indiana Health Facilities Financing Authority, Hospital Revenue	6.375%	8/1/31	2,275,000	2,418,757	(d)
Indiana Health Facilities Financing Authority, Hospital Revenue	6.375%	8/1/31	725,000	740,138
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,538,120
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	2,000,000	2,271,480
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/34	10,000,000	10,694,000
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	10,246,870
Indianapolis, IN, Local Public Improvement Bond Bank	6.750%	2/1/14	3,110,000	3,397,520	(b)
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	700,000	(g)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	22,061,000
Total Indiana				57,067,885
Iowa — 0.3%
Iowa Finance Authority Revenue, Catholic Health Initiatives	6.000%	12/1/18	3,000,000	3,052,050
Iowa Finance Authority, Health Facilities Revenue:
AGC	5.250%	8/15/29	5,500,000	5,982,625
Iowa Health System, AGC	5.250%	2/15/29	8,000,000	8,669,120
Total Iowa				17,703,795
Kansas — 0.1%
Kansas State DFA Revenue, Public Water Supply Revolving Loan, AMBAC	5.625%	4/1/23	2,575,000	2,585,763	(d)
Overland Park, KS, Development Corp. Revenue, First Tier	7.375%	1/1/32	1,000,000	1,032,770	(d)

See Notes to Financial Statements.

12	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Kansas — continued
Wyandotte County, Kansas City, KS, School District No. 204, Bonner Springs, Unrefunded Balance, AGM	5.600%	9/1/20	$555,000	$555,000
Total Kansas				4,173,533
Kentucky — 0.5%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,470,880
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,224,940
Kentucky Economic Development Finance Authority Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,898,560
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,461,550
Kentucky Housing Corp., Housing Revenue	5.375%	7/1/33	2,000,000	2,117,040
Kentucky Housing Corp., Housing Revenue	5.450%	7/1/38	4,185,000	4,414,547
Kentucky Infrastructure Authority	5.000%	6/1/19	1,200,000	1,233,672
Kentucky Infrastructure Authority	5.000%	6/1/20	1,250,000	1,284,788
Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,750,000	2,797,052
Total Kentucky				33,903,029
Louisiana — 0.5%
East Baton Rouge, LA, Sewer Commission Revenue	5.250%	2/1/34	2,500,000	2,734,325
Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	1,000,000	1,063,300
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	18,418,320
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,747,950
Total Louisiana				27,963,895
Maine — 0.0%
University of Maine System Revenue, AMBAC	5.500%	3/1/30	1,235,000	1,237,137	(d)
Maryland — 1.5%
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	3,000,000	3,152,010
Maryland State Economic Development Corp. Revenue, Health & Mental Hygiene Program	7.750%	3/1/25	1,800,000	1,818,324
Maryland State Economic Development Corp., EDR:
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,831,950
Transportation Facilities Project	5.750%	6/1/35	19,000,000	19,892,810
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health System Inc.	5.000%	7/1/28	5,000,000	5,213,500
Anne Arundel Health System Inc.	5.000%	7/1/32	1,500,000	1,538,655
Anne Arundel Health System Inc.	5.000%	7/1/40	2,500,000	2,555,325
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	8,795,250
The Johns Hopkins Hospital Issue	5.000%	11/15/24	5,000,000	5,704,750	(d)
University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,271,350
University of Maryland Medical System	5.125%	7/1/39	12,725,000	13,129,782
Montgomery County, MD, Housing Opportunities Commission Revenue	5.650%	11/1/33	12,980,000	13,211,304
Total Maryland				92,115,010
Massachusetts — 3.5%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	22,500,000	23,716,125

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	13

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	$8,700,000	$9,659,697
Boston University	5.700%	10/1/40	13,105,000	14,502,517
May Institute Issue Inc., Radian	5.750%	9/1/29	1,000,000	952,310
Merrimack College Issue, NATL	5.000%	7/1/22	1,000,000	978,110
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,660,152
Massachusetts State HEFA Revenue:
Berklee College of Music	5.000%	10/1/32	5,000,000	5,258,200
Berkshire Health Systems, Radian	5.700%	10/1/25	1,000,000	1,016,030
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,077,940
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,855,683
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,053,580
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,573,260
Caritas Christi Obligation	6.750%	7/1/16	3,000,000	3,148,350
Harvard University	5.000%	7/15/22	15,000,000	16,305,450	(d)
New England Medical Center, FGIC	5.000%	5/15/22	4,805,000	4,815,523
New England Medical Center, FGIC	5.000%	5/15/22	195,000	210,077	(d)
Suffolk University	5.750%	7/1/39	18,000,000	18,965,700
University of Massachusetts Lowell Campus, FGIC	5.250%	10/1/31	5,030,000	5,285,927	(d)
University of Massachusetts Memorial Health Care Inc.	6.625%	7/1/32	1,250,000	1,267,575
University of Massachusetts Project, NATL	5.250%	10/1/31	9,000,000	9,908,190	(d)
University of Massachusetts Worcester Campus, FGIC	5.250%	10/1/31	5,000,000	5,254,400	(d)
University of Massachusetts Worcester Campus, NATL, FGIC	5.125%	10/1/20	1,055,000	1,081,628
University of Massachusetts Worcester Campus, NATL, FGIC	5.125%	10/1/21	765,000	782,258
University of Massachusetts Worcester Campus, NATL, FGIC	5.125%	10/1/22	885,000	904,399
University of Massachusetts Worcester Campus, NATL, FGIC	5.125%	10/1/23	660,000	673,550
Massachusetts State Housing Finance Agency:
Housing Revenue, Single-Family Housing	5.350%	12/1/33	10,000,000	10,570,000
Housing Revenue, Single-Family Housing	5.400%	6/1/39	5,000,000	5,247,800
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	5,000,000	5,547,150
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	745,000	767,313
Massachusetts State Port Authority Revenue	5.000%	7/1/34	5,000,000	5,436,650
Massachusetts State Special Obligation Dedicated Tax Revenue, NATL, FGIC	5.500%	1/1/34	40,000,000	48,018,400
Massachusetts State Water Pollution Abatement Trust, Pool Program, Unrefunded Balance	5.250%	8/1/28	245,000	259,759
Total Massachusetts				209,753,703
Michigan — 2.9%
Byron Center, MI, Public Schools, GO, Q-SBLF,	5.000%	5/1/22	4,000,000	4,113,160
Detroit, MI, GO, District State Aid	5.250%	11/1/35	17,000,000	17,415,820
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	9,000,000	9,135,630
AGM	6.250%	7/1/36	10,000,000	11,047,800
Grand Rapids, MI, Water Supply:
Refunding, NATL, FGIC	5.250%	1/1/17	1,000,000	1,014,320
Refunding, NATL, FGIC	5.250%	1/1/18	3,500,000	3,548,160

See Notes to Financial Statements.

14	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Lake Superior, MI, State University Revenue, AMBAC	5.500%	11/15/21	$1,000,000	$1,035,810
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	17,313,780
Facilities Program	6.000%	10/15/38	20,500,000	23,165,205
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	18,695,010
Trinity Health	5.375%	12/1/30	21,250,000	21,559,612
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,743,183
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,634,425
Michigan State Housing Development Authority, Rental Housing Revenue	5.700%	10/1/39	3,115,000	3,268,850
Michigan State Housing Development Authority, Rental Housing Revenue, AMBAC	6.350%	10/1/35	3,240,000	3,522,042	(a)
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	4,000,000	4,561,120	(f)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	29,159,040
Total Michigan				172,932,967
Minnesota — 0.8%
Columbia Heights, MN, MFH Revenue, Crest View, GNMA-Collateralized	6.625%	4/20/43	1,475,000	1,703,094	(d)
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	2,500,000	2,509,800
Eden Prairie, MN, MFH Revenue:
Rolling Hills Project, GNMA-Collateralized	6.150%	8/20/31	1,000,000	1,063,030
Rolling Hills Project, GNMA-Collateralized	6.200%	2/20/43	1,000,000	1,061,760
Elk River, MN, ISD No. 728, GO:
NATL	5.375%	2/1/20	9,500,000	9,691,900
NATL	5.500%	2/1/21	4,250,000	4,338,018
Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation	10.000%	6/1/13	270,000	313,100	(b)
Minnesota State Higher EFA Revenue, University of St. Thomas	5.000%	10/1/39	2,500,000	2,620,725
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.125%	5/1/30	7,750,000	8,138,042
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue:
Allina Health System	5.250%	11/15/28	10,960,000	11,804,030
Allina Health System	5.250%	11/15/29	7,000,000	7,505,960
Total Minnesota				50,749,459
Mississippi — 0.1%
Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project	6.800%	8/1/24	1,700,000	1,723,307	(a)
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project	6.800%	4/1/22	3,000,000	3,430,320
Total Mississippi				5,153,627
Missouri — 1.7%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	8,820,705
Kansas City, MO, IDA Revenue:
AMBAC	5.000%	12/1/17	2,105,000	2,406,668
AMBAC	5.000%	12/1/20	4,500,000	5,075,640
Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, AGM	5.000%	9/1/19	1,750,000	1,835,995
Missouri Joint Municipal Electric Utility Commission Power Project Revenue:
Iatan Second Project	5.750%	1/1/29	5,000,000	5,460,900
Iatan Second Project	6.000%	1/1/39	20,000,000	21,701,400

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	15

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Missouri State Development Finance Board Infrastructure Facilities Revenue, Independence Events Center	6.250%	4/1/38	$7,000,000	$7,264,530
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	31,588,500
Lake Regional Health System Project	5.600%	2/15/25	2,000,000	2,045,160
North Kansas City, MO, Hospital Revenue:
North Kansas City Hospital, AGM	5.000%	11/15/23	1,000,000	1,043,450
North Kansas City Hospital, AGM	5.000%	11/15/24	900,000	937,161
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	11,083,529
Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, NATL	5.250%	9/1/22	1,000,000	1,052,580
Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC	5.000%	3/1/24	1,500,000	1,617,690
Total Missouri				101,933,908
Montana — 0.5%
Montana State Board of Housing, Single-Family Program	5.500%	12/1/39	2,345,000	2,474,772
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	28,955,000	28,294,247	(a)
Total Montana				30,769,019
Nebraska — 0.2%
Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC	5.000%	1/1/23	9,970,000	10,853,143
Omaha Convention Hotel Corp., Nebraska Revenue, Refunding, Convention Center 1st Tier, AMBAC	5.000%	2/1/20	2,710,000	3,033,980
Total Nebraska				13,887,123
Nevada — 0.8%
Clark County, NV, Airport Revenue, AMBAC	5.000%	7/1/40	11,365,000	11,455,693
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.250%	6/1/41	10,000,000	10,004,800
Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	19,963,395
Washoe Medical Center, AGM	5.250%	6/1/40	7,500,000	7,613,775
Total Nevada				49,037,663
New Hampshire — 0.3%
Manchester, NH, General Airport Revenue	5.250%	1/1/30	5,000,000	5,163,000
New Hampshire HEFA Revenue:
Healthcare System, Covenant Health System	6.125%	7/1/31	1,000,000	1,080,350	(d)
New Hampshire College	7.500%	1/1/31	1,000,000	1,033,010	(d)
University Systems of New Hampshire, AMBAC	5.375%	7/1/20	1,000,000	1,080,260
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	5,600,000	5,974,024
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	4,730,000	5,027,139
Total New Hampshire				19,357,783
New Jersey — 4.7%
Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, NATL, FHA	5.650%	1/1/15	635,000	635,171
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	9,978,461
School Facilities Construction	5.250%	12/15/33	12,500,000	13,627,500
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.600%	11/1/34	11,250,000	11,876,062	(a)

See Notes to Financial Statements.

16	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey Health Care Facilities Financing Authority Revenue:
Catholic Health East	4.750%	11/15/29	$5,000,000	$5,023,750
Robert Wood Johnson University Hospital	5.500%	7/1/14	2,280,000	2,281,984
Robert Wood Johnson University Hospital	5.600%	7/1/15	1,000,000	1,000,890
Robert Wood Johnson University Hospital	5.700%	7/1/20	2,045,000	2,046,861
St. Peter’s University Hospital	6.875%	7/1/30	1,500,000	1,501,545
Trinitas Hospital Obligation Group	5.250%	7/1/30	13,050,000	12,224,326
New Jersey State EDA, First Mortgage Revenue, The Presbyterian Home at Montgomery Project	6.375%	11/1/31	2,000,000	1,770,600
New Jersey State EDA Revenue:
Refunding	6.875%	1/1/37	13,110,000	11,133,930	(a)
Refunding, Gloucester Marine Project	6.625%	1/1/37	12,000,000	10,749,600
New Jersey State EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,035,280
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	7.000%	11/15/30	11,030,000	11,089,231	(a)(h)
New Jersey State EFA Revenue:
Kean University	5.500%	9/1/36	7,255,000	7,966,861
Richard Stockton College	5.375%	7/1/38	5,000,000	5,343,450
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	10,430,000	11,215,692
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.500%	6/1/27	25,905,000	27,758,762
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	4.750%	12/1/29	8,000,000	8,247,120
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,365,200
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	54,000,000	58,432,320	(a)(i)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	16,135,000	16,779,916
New Jersey State Transportation Trust Fund Authority:
Transportation System	5.875%	12/15/38	30,000,000	34,593,600
Transportation System, NATL	6.000%	12/15/19	2,000,000	2,146,980	(d)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,514,800
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	2,000,000	2,163,700
South Jersey Port Corp. New Jersey Revenue, Refunding	5.000%	1/1/23	2,200,000	2,298,120
Total New Jersey				286,801,712
New Mexico — 0.5%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.250%	9/1/34	1,980,000	2,078,168
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	4,935,000	5,227,201
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	5,320,000	5,499,763	(a)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	17,046,300
Total New Mexico				29,851,432
New York — 4.6%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	31,000,000	33,127,530

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	17

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Liberty, NY, Development Corporation Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	$56,335,000	$59,921,286
Goldman Sachs Headquarters	5.500%	10/1/37	10,000,000	11,054,200
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	25,489,420
MTA of New York, Dedicated Tax Fund, FGIC	5.250%	11/15/23	5,130,000	5,437,749	(d)
MTA of New York Revenue	6.500%	11/15/28	10,000,000	12,066,400
MTA of New York Service Contract, Refunding, NATL, FGIC	5.000%	7/1/22	7,500,000	7,954,575
New York City, NY, HDC, MFH Revenue	4.900%	11/1/34	7,745,000	7,970,302
New York City, NY, HDC, MFH Revenue, GNMA-Collateralized, FHA	5.100%	11/1/24	5,000,000	5,204,350
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,448,480
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,480,360
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,484,560
New York Liberty Development Corp., Liberty Revenue, Second Priority, Bank of America Tower	5.125%	1/15/44	51,150,000	52,700,868
New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities	5.375%	7/1/18	2,000,000	2,184,100	(d)
New York State Dormitory Authority Revenue	7.500%	5/15/11	444,000	464,619
New York State Dormitory Authority Revenue, Department of Education	5.000%	7/1/24	2,660,000	2,800,687
Orange County, NY, IDA, Civic Facilities Revenue:
Arden Hill Life Care Center Project	7.000%	8/1/21	1,000,000	943,940
Arden Hill Life Care Center Project	7.000%	8/1/31	1,000,000	879,020
Port Authority of New York & New Jersey, Special Obligation Revenue, 5th Installment, Special Project	6.750%	10/1/19	1,250,000	1,241,563	(a)
Tobacco Settlement Financing Corp., Asset-Backed Revenue, AMBAC	5.250%	6/1/22	1,600,000	1,728,336
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute	5.125%	9/1/40	28,825,000	29,816,292
Total New York				278,398,637
North Carolina — 1.2%
Charlotte, NC, Governmental Facilities Projects:
COP	5.250%	6/1/23	3,500,000	3,814,930
COP	5.000%	6/1/24	3,000,000	3,241,590
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare	5.250%	1/15/34	13,400,000	14,276,226
Carolinas Healthcare	5.250%	1/15/39	22,000,000	23,248,500
Dare County, NC, COP, AMBAC	5.375%	6/1/15	1,145,000	1,206,647
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,101,830
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,772,181	(d)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,747,540
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,872,420	(c)
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/36	7,500,000	8,052,150	(c)
Total North Carolina				71,334,014
North Dakota — 0.2%
Burleigh County, ND, Health Care Revenue, MedCenter One Inc., NATL	5.250%	5/1/13	535,000	536,562
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	5.150%	7/1/40	10,000,000	10,390,200
Total North Dakota				10,926,762
Ohio — 1.6%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,375,709

See Notes to Financial Statements.

18	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Cleveland, OH, Waterworks Revenue:
First Mortgage, NATL, Unrefunded Balance	5.625%	1/1/13	$20,000	$20,083
First Mortgage, NATL, Unrefunded Balance	5.700%	1/1/14	15,000	15,054
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	3,000,000	3,039,720
Cuyahoga County, OH, Hospital Revenue:
Refunding & Improvement, MetroHealth System Project, NATL	5.625%	2/15/17	1,000,000	1,003,520
Refunding, MetroHealth System, NATL	5.250%	2/15/19	5,935,000	5,953,220
Erie County, OH, Garbage Refuse Landfill Improvement, AGM	5.250%	12/1/24	3,290,000	3,561,096
Franklin County, OH, Mortgage Revenue, Villas at St. Therese, GNMA-Collateralized	5.900%	6/20/39	1,000,000	1,015,350
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	790,000	790,948
Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project	7.125%	5/15/25	129,716	65	(g)(j)
Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC	5.625%	12/1/25	5,400,000	5,524,848	(d)
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, NATL, FGIC	5.000%	5/15/24	2,515,000	2,560,698
Hamilton County, OH, Sales Tax Revenue:
AMBAC	5.250%	12/1/18	640,000	645,318
AMBAC	5.250%	12/1/19	2,880,000	2,915,165	(d)
AMBAC	5.250%	12/1/19	730,000	735,796
AMBAC	5.250%	12/1/32	2,570,000	2,579,406
Lakewood, OH, GO, AMBAC	5.250%	12/1/21	2,000,000	2,123,900	(d)
Lorain County, OH, Hospital Revenue, Catholic Healthcare	5.500%	10/1/17	1,000,000	1,050,800
Lucas County, OH, Hospital Revenue:
Promedica Healthcare Obligation Group, AMBAC	5.375%	11/15/23	10,000,000	10,108,000
Promedica Healthcare Obligation Group, AMBAC	5.375%	11/15/29	9,550,000	9,628,119
Mason, OH, COP:
Municipal Facilities Project, NATL	5.000%	12/1/17	1,025,000	1,058,087
Municipal Facilities Project, NATL	5.000%	12/1/18	1,075,000	1,108,089
Municipal Facilities Project, NATL	5.000%	12/1/19	1,080,000	1,111,223
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,579,494
New Albany, OH, Community Authority, Community Facilities Revenue, AMBAC	5.200%	10/1/24	5,500,000	5,671,215
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,935,560	(f)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	1,550,000	1,646,007
Ohio State Water Development Authority Revenue, Refunding, Safe Water Service	9.375%	12/1/10	290,000	296,424	(b)
Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group	6.500%	10/1/30	7,410,000	7,445,938	(d)
University of Cincinnati, OH, General Receipts:
NATL, FGIC	5.000%	6/1/20	2,000,000	2,053,040
NATL, FGIC	5.000%	6/1/21	2,500,000	2,563,300
Warrensville Heights, OH, City School District, GO, School Improvement, FGIC	5.750%	12/1/24	3,250,000	3,325,692	(d)
Waterloo, OH, Local School District, GO:
Classroom Facilities Improvement, FGIC	5.125%	12/1/24	2,000,000	2,109,180	(d)

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	19

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Classroom Facilities Improvement, FGIC, State Aid Withholding	5.125%	12/1/21	$3,000,000	$3,163,770	(d)
Total Ohio				99,713,834
Oklahoma — 0.2%
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	5,000,000	5,555,650
Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC	5.000%	7/1/23	1,500,000	1,585,290
Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center	6.600%	7/1/14	2,465,000	2,773,667
Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project	6.250%	10/1/14	1,000,000	1,001,750
Total Oklahoma				10,916,357
Oregon — 1.4%
Clackamas County, OR, Hospital Facilities Authority Revenue, Refunding, Legacy Health System	5.750%	5/1/15	2,000,000	2,059,940
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System	5.250%	5/1/21	5,000,000	5,105,650
Klamath Falls, OR, Inter Community Hospital Authority Revenue:
Merle West Medical Center	6.250%	9/1/31	625,000	703,494	(d)
Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	375,000	356,936
Multnomah County, OR, Hospital Facilities Authority Revenue:
Providence Health Systems	5.250%	10/1/16	1,000,000	1,112,530
Providence Health Systems	5.250%	10/1/20	1,000,000	1,083,330
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	18,473,643
Oregon State Department of Administrative Services:
COP	5.250%	5/1/39	1,900,000	2,050,651
Lottery Revenue, AGM	5.500%	4/1/18	2,000,000	2,164,240	(d)
Oregon State Facilities Authority Revenue, Samaritan Health Services	5.250%	10/1/40	31,645,000	32,950,673
Oregon State GO, Veterans Welfare	5.375%	12/1/31	3,150,000	3,185,059
Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America	6.650%	8/1/22	705,000	710,957	(a)
Portland, OR, Community College District	5.000%	6/1/18	2,885,000	2,986,639	(d)
Washington County, OR, GO	5.000%	6/1/21	4,330,000	4,482,546	(d)
Washington County, OR, GO	5.125%	6/1/23	6,490,000	6,724,613	(d)
Total Oregon				84,150,901
Pennsylvania — 3.8%
Chester County, PA, HEFA, Health System Revenue	5.000%	5/15/40	2,500,000	2,583,300
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	1,500,000	1,205,175
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	2,897,256	(a)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	14,717,572
Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building	6.750%	5/15/25	1,875,000	2,023,350	(d)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,284,800
Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project	5.875%	6/1/31	1,000,000	1,006,500
Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project	5.800%	11/15/22	5,500,000	5,542,515
Luzerne County, PA, IDA, Water Facility Revenue, American Water Co.	5.500%	12/1/39	12,000,000	12,656,880
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,136,150
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.750%	8/1/30	4,025,000	4,578,880

See Notes to Financial Statements.

20	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project	6.500%	6/1/25	$1,000,000	$969,500
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	15,119,400	(c)(f)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,597,960
Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue	5.400%	10/1/33	5,000,000	5,254,550
Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue	5.450%	10/1/38	12,000,000	12,558,120
Pennsylvania State Higher EFA Revenue:
Student Association Inc. Project	6.750%	9/1/32	985,000	983,877
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,014,343
UPMC Health Systems	6.000%	1/15/31	1,000,000	1,031,010	(d)
Pennsylvania State Public School Building Authority Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/29	17,270,000	18,628,285
Philadelphia School District Project, AGM	5.000%	6/1/33	60,000,000	61,416,600
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,161,580
Pennsylvania State Turnpike Commission Revenue	5.125%	12/1/40	25,000,000	26,130,750
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,831,740
Philadelphia, PA Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	1,025,000	1,300,418	(b)
St. Mary’s Hospital Authority, Health System Revenue, Catholic Health East	5.000%	11/15/40	7,000,000	7,159,600
Total Pennsylvania				230,790,111
Puerto Rico — 4.1%
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	27,000,000	28,242,810
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project	6.700%	5/1/24	1,000,000	1,004,010
Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc.	6.250%	6/1/26	200,000	174,428	(a)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	79,000,000	83,569,360
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	38,000,000	39,915,960
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	87,750,000	93,309,840
Total Puerto Rico				246,216,408
Rhode Island — 0.2%
Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC	5.000%	4/1/24	3,270,000	3,406,849
Rhode Island State Economic Development Corp., Revenue, Providence Plaza Mall, Senior Notes, Radian	6.125%	7/1/20	3,400,000	3,416,830
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,284,624
Total Rhode Island				13,108,303
South Carolina — 0.2%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	772,123	(b)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	852,394
Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project	6.100%	4/1/23	1,000,000	1,045,910	(a)
South Carolina Jobs-EDA Revenue:
Hospital Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	7,000,000	7,495,530

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	21

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — continued
Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	$2,470,000	$2,473,236
South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC	5.000%	10/1/23	960,000	1,069,402
Total South Carolina				13,708,595
South Dakota — 0.1%
South Dakota State, HEFA Revenue, Avera Health	5.500%	7/1/35	3,500,000	3,676,680
Tennessee — 2.7%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,410,263
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,040,160
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	7,570,000	7,593,391
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	9,212,203
Memphis-Shelby County, TN, Sports Authority Inc., Revenue:
Memphis Arena Projects, AMBAC	5.125%	11/1/21	5,665,000	6,244,246	(d)
Memphis Arena Projects, AMBAC	5.125%	11/1/22	6,915,000	7,622,059	(d)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	10,000,000	10,442,700
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	1,565,000	1,616,269
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/21	5,475,000	5,707,359
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/22	8,900,000	9,173,052
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/22	15,000,000	15,610,050
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/23	1,500,000	1,520,730
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	18,370,000	19,072,102
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	15,000,000	15,368,250
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,217,156
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/26	44,575,000	45,742,419
Total Tennessee				163,592,409
Texas — 6.3%
Bexar County, TX, Health Facilities Development Corp., Revenue, Army Retirement Residence Project	6.300%	7/1/32	1,500,000	1,667,955	(d)
Bexar County, TX, Housing Finance Corp., MFH Revenue, Waters at Northern Hills Apartments, NATL	6.050%	8/1/36	1,000,000	756,690
Brazos River, TX, Harbor Navigation District:
BASF Corp. Project	6.750%	2/1/12	2,000,000	2,000,000
Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	15,000,000	15,691,350	(a)(h)
Brazoria County Environmental, Dow Chemical Co. Project	6.625%	5/15/33	5,000,000	5,148,300	(a)
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	4,970,000	4,217,989	(a)
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.375%	12/1/32	3,000,000	3,040,500
La Plaza Apartments	6.750%	7/1/30	2,390,000	2,436,127
Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized Single-Family Mortgage Revenue, Capital Appreciation, zero coupon bond	0.000%	6/1/21	10,000	4,227	(a)
Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries Inc. Project	5.500%	5/1/15	1,775,000	1,687,138
Garza County, TX, Public Facility Corp., Project Revenue	5.750%	10/1/25	4,235,000	4,434,299
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,037,550	(a)

See Notes to Financial Statements.

22	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	$31,000,000	$30,860,810
Harris County, TX, Health Facilities Development Corp.:
Hospital Revenue, Texas Children’s Hospital Project, Revenue	5.375%	10/1/16	2,410,000	2,441,740	(b)
School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,576,280	(b)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining LP Project	5.000%	2/1/23	44,000,000	47,193,960
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,162,340
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	10,970,800
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,675,000	8,969,256
Midland County, TX, Hospital District Revenue, Refunding, AMBAC	5.375%	6/1/16	1,000,000	1,003,530
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	7.875%	11/15/26	2,000,000	2,145,620	(d)
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	57,856,680
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	8,892,400
Northside Texas, GO, ISD, Unrefunded Balance, PSFG	6.000%	8/15/16	55,000	55,222
Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized	6.650%	7/20/42	994,000	1,071,890
SA Energy Acquisition, PFC, TX:
Gas Supply Revenue	5.500%	8/1/25	8,900,000	9,567,500
Gas Supply Revenue	5.500%	8/1/27	6,600,000	6,873,570
Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue	6.700%	11/15/30	2,500,000	2,556,925	(d)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,891,885
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	77,980,000	86,892,334
Texas Private Activity Bond Surface Transportation Corp., Senior Lien	6.875%	12/31/39	18,000,000	19,498,320
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	25,000,000	27,318,250
Weatherford, TX, ISD, Capital Appreciation, PSFG, Unrefunded Balance, zero coupon bond	0.000%	2/15/21	10,000	5,020
Total Texas				378,926,457
U.S. Virgin Islands — 0.2%
University of the Virgin Islands:
Refunding & Improvement, Bonds, ACA	6.000%	12/1/24	1,000,000	1,003,930
Refunding & Improvement, Bonds, ACA	6.250%	12/1/29	2,790,000	2,800,239
Virgin Islands HFA, Single-Family Mortgage Revenue:
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.450%	3/1/16	40,000	40,062	(a)
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.500%	3/1/25	105,000	105,164	(a)
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	8,000,000	8,268,480
Total U.S. Virgin Islands				12,217,875
Utah — 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	605,000	752,003	(b)
Vermont — 0.1%
Vermont Educational & Health Buildings Agency Revenue:
Norwich University Project	5.500%	9/1/28	2,650,000	3,030,513	(d)
Norwich University Project	5.500%	9/1/33	1,750,000	2,001,283	(d)
Vermont Housing Finance Agency, Single-Family, AGM	5.000%	11/1/34	1,915,000	1,914,751	(a)
Total Vermont				6,946,547

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	23

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 0.2%
Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co.	5.875%	6/1/17	$4,000,000	$4,111,560
Fairfax County, VA, Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, FHA	5.900%	6/15/17	170,000	170,235
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,715,500
Total Virginia				9,997,295
Washington — 0.6%
Port Longview, WA, Revenue, Refunding Bonds	6.250%	12/1/18	2,865,000	2,874,426	(a)
Port of Seattle, WA, Revenue	5.000%	6/1/40	20,000,000	20,925,200
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,288,120
Multicare Health Systems, AGC	6.000%	8/15/39	2,500,000	2,754,350
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC, TCRS	7.125%	7/1/16	250,000	323,490
Total Washington				36,165,586
West Virginia — 0.2%
Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC	9.250%	11/1/11	405,000	426,878	(b)
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,301,950
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,205,789
United Health Systems	5.500%	6/1/39	4,000,000	4,305,880
Total West Virginia				14,240,497
Wisconsin — 1.7%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,798,935	(a)
Wisconsin Housing & EDA, Home Ownership Revenue	5.625%	3/1/31	1,010,000	1,052,915	(a)
Wisconsin State General Revenue, Appropriation Revenue	6.000%	5/1/36	52,500,000	60,077,850
Wisconsin State HEFA Revenue:
Agnesian Healthcare Inc.	6.000%	7/1/30	1,000,000	1,007,280
Aurora Health Care	6.400%	4/15/33	1,750,000	1,810,148
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	9,430,740
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,143,902
Children’s Hospital	5.375%	8/15/37	2,800,000	2,958,116
Essentia Health, AGM	5.125%	2/15/30	6,475,000	6,697,869
Kenosha Hospital & Medical Center Project	5.700%	5/15/20	1,875,000	1,877,531
Medical College of Wisconsin Inc. Project, NATL	5.400%	12/1/16	1,000,000	1,003,460
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,885,420
Total Wisconsin				101,744,166
Wyoming — 0.8%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	12,207,800
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	8,000,000	8,739,920
Wyoming CDA, Housing Revenue	5.500%	12/1/33	12,420,000	13,248,787
Wyoming CDA, Housing Revenue	5.625%	12/1/38	14,000,000	14,766,360
Wyoming Municipal Power Agency, Power Supply	5.000%	1/1/42	1,000,000	1,025,260
Total Wyoming				49,988,127
Total Investments before Short-Term Investments (Cost — $5,374,063,741)				5,792,002,284

See Notes to Financial Statements.

24	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 4.7%
California — 0.3%
California Health Facilities Finance Authority Revenue, Hospital Adventist Health Systems, LOC-Wells Fargo Bank N.A.	0.190%	9/1/25	$400,000	$400,000	(k)(l)
California Infrastructure & Economic Development Bank Revenue:
Asian Art Museum Foundation, NATL, SPA-JPMorgan Chase	0.240%	6/1/34	4,400,000	4,400,000	(k)(l)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.190%	12/1/16	600,000	600,000	(k)(l)
California PCFA, PCR, Pacific Gas & Electric, LOC-Bank One N.A.	0.220%	11/1/26	6,500,000	6,500,000	(k)(l)
California Statewide CDA Revenue, Rady Children’s Hospital, LOC-Wells Fargo Bank N.A.	0.190%	8/15/47	4,500,000	4,500,000	(k)(l)
Los Angeles, CA, Department of Water & Power, SPA-Banco Bilboa Vizcaya	0.220%	7/1/35	300,000	300,000	(k)(l)
Total California				16,700,000
Colorado — 0.1%
Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-Bank of America	0.260%	9/1/35	7,995,000	7,995,000	(k)(l)
Florida — 0.0%
Jacksonville, FL, Economic Development Commission Hospital Revenue, Shands Jacksonville Medical Center Inc., LOC-Wells Fargo Bank N.A.	0.250%	2/1/29	100,000	100,000	(k)(l)
Illinois — 1.1%
Chicago, IL, Water Revenue, SPA-JPMorgan Chase	0.270%	11/1/30	46,200,000	46,200,000	(k)(l)
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.230%	5/1/31	18,700,000	18,700,000	(k)(l)
Total Illinois				64,900,000
Indiana — 0.1%
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.280%	2/1/37	7,800,000	7,800,000	(k)(l)
Massachusetts — 0.2%
Massachusetts State DFA Revenue:
Boston University, LOC-Allied Irish Bank PLC	0.240%	10/1/42	2,700,000	2,700,000	(k)(l)
College of the Holy Cross, LOC-Bank of America N.A.	0.240%	9/1/37	35,000	35,000	(k)(l)
Massachusetts State HEFA Revenue, Baystate Medical Center Inc., LOC-JPMorgan Chase	0.260%	7/1/44	10,550,000	10,550,000	(k)(l)
Massachusetts State Water Resources Authority, Multi-Modal Subordinated, Refunding, LOC-Landesbank Hessen-Thuringen	0.280%	8/1/20	300,000	300,000	(k)(l)
Total Massachusetts				13,585,000
Missouri — 0.1%
Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of America	0.260%	6/1/37	3,900,000	3,900,000	(k)(l)
New Jersey — 0.0%
Rutgers State University, NJ, SPA-Landesbank Hessen-Thuringen	0.200%	5/1/18	300,000	300,000	(k)(l)
New York — 1.5%
New York City, NY, LOC-Bank of New York	0.240%	3/1/34	980,000	980,000	(k)(l)
New York City, NY, GO:
LOC-JPMorgan Chase	0.240%	8/15/18	4,400,000	4,400,000	(k)(l)
SPA-JPMorgan Chase	0.230%	8/15/22	9,100,000	9,100,000	(k)(l)
SPA-Wells Fargo Bank N.A.	0.200%	4/1/32	11,150,000	11,150,000	(k)(l)
Subordinated, NATL, SPA-Wells Fargo Bank N.A.	0.230%	8/1/13	16,700,000	16,700,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
SPA-Bank of America N.A.	0.200%	6/15/33	4,300,000	4,300,000	(k)(l)
SPA-Landesbank Hessen-Thuringen	0.280%	6/15/39	800,000	800,000	(k)(l)

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	25

Legg Mason Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, TFA, SPA-Wachovia Bank N.A.	0.200%	11/1/22	$7,300,000	$7,300,000	(k)(l)
New York City, NY, TFA, New York City Recovery Project Revenue:
Subordinated, LIQ-Dexia Credit Local	0.280%	11/1/22	25,325,000	25,325,000	(k)(l)
Subordinated, LIQ-Landesbank Hessen-Thuringen	0.240%	11/1/22	4,120,000	4,120,000	(k)(l)
New York, NY, GO, Subordinated	0.240%	8/1/16	4,600,000	4,600,000	(k)(l)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase	0.250%	12/1/37	800,000	800,000	(k)(l)
Total New York				89,575,000
Ohio — 0.0%
Ohio State Higher Educational Facility Revenue, Pooled Financing Program, LOC-Fifth Third Bank	0.500%	11/1/28	275,000	275,000	(k)(l)
Pennsylvania — 0.1%
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.250%	7/1/34	210,000	210,000	(k)(l)
Philadelphia, PA, Hospitals & Higher EFA, Revenue, Children’s Hospital Project, SPA-JPMorgan Chase & Westdeutsche Landesbank	0.250%	7/1/25	4,400,000	4,400,000	(k)(l)
Total Pennsylvania				4,610,000
Puerto Rico — 0.8%
Commonwealth of Puerto Rico, GO:
Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.190%	7/1/32	22,675,000	22,675,000	(k)(l)
Public Improvements, AGM, SPA-Dexia Bank	0.290%	7/1/24	2,300,000	2,300,000	(k)(l)
Public Improvements, AGM, SPA-Dexia Credit Local	0.190%	7/1/29	22,300,000	22,300,000	(k)(l)
Total Puerto Rico				47,275,000
Texas — 0.0%
Lower Neches Valley, TX, IDC Revenue, Exxon Mobil Project	0.190%	11/1/29	400,000	400,000	(k)(l)
Utah — 0.1%
Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA, NV	0.250%	6/15/36	6,200,000	6,200,000	(k)(l)
Virginia — 0.3%
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A.	0.250%	2/1/26	200,000	200,000	(k)(l)
Virginia Commonwealth University, Health System Authority Revenue, AMBAC, LOC-Wells Fargo Bank N.A.	0.250%	7/1/30	100,000	100,000	(k)(l)
Virginia Commonwealth University, VA, AMBAC, LOC-Wells Fargo Bank N.A.	0.230%	11/1/30	1,400,000	1,400,000	(k)(l)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.250%	7/1/42	20,300,000	20,300,000	(k)(l)
Total Virginia				22,000,000
West Virginia — 0.0%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., LOC-JPMorgan Chase	0.260%	6/1/41	400,000	400,000	(k)(l)
Wisconsin — 0.0%
Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.	0.230%	4/1/35	2,100,000	2,100,000	(k)(l)
Total Short-Term Investments (Cost — $288,115,000)				288,115,000
Total Investments — 100.6% (Cost — $5,662,178,741#)				6,080,117,284
Liabilities in Excess of Other Assets — (0.6)%				(38,976,495)
Total Net Assets — 100.0%				$6,041,140,789

See Notes to Financial Statements.

26	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Legg Mason Western Asset Managed Municipals Fund

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Security is purchased on a when-issued basis.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Maturity date shown represents the mandatory tender date.

(g)	The coupon payment on these securities is currently in default as of August 31, 2010.

(h)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2010.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Illiquid security.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance — Insured Bonds
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation — Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDC	— Industrial Development Corporation
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	27

Legg Mason Western Asset Managed Municipals Fund

PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance — Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

Summary of Investments by Sector *
Health care	19.3%
Transportation	17.8
Industrial revenue	12.0
Special tax obligation	9.2
Power	8.1
Education	7.1
Housing	5.5
Leasing	4.9
Water & sewer	3.9
Pre-refunded/escrowed to maturity	3.8
Solid waste/resource recovery	1.4
Other	1.1
Local general obligation	1.0
State general obligation	0.2
Short-term investments	4.7
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2010 and are subject to change.

Ratings Table†
S&P/Moody’s/Fitch‡
AAA/Aaa	10.1%
AA/Aa	29.1
A	46.9
BBB/Baa	5.1
BB/Ba	0.5
B/B	0.2
CCC/Caa	0.1
A-1/VMIG1	4.7
NR	3.3
100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSROs and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 28 through 30 for definitions of ratings.

See Notes to Financial Statements.

28	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C	—

Obligations rated “BB”, “B”, “CCC”, “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated” Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Bonds rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	29
AA	—

Bonds rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Bonds rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Bonds rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—

Bonds rated “D” indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

NR	—	indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issuer Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

30	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Short-term security ratings (unaudited) (cont’d)

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short- term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Obligation Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Security Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligation Ratings

F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	31

Statement of assets and liabilities (unaudited)

August 31, 2010

Assets:
Investments, at value (Cost — $5,662,178,741)	$6,080,117,284
Cash	91,252
Interest receivable	76,342,868
Receivable for Fund shares sold	20,741,020
Receivable for securities sold	9,905,348
Prepaid expenses	225,053
Total Assets	6,187,422,825

Liabilities:
Payable for securities purchased	113,223,325
Payable for Fund shares repurchased	16,148,490
Payable to broker — variation margin on open futures contracts	9,685,029
Distributions payable	3,192,965
Investment management fee payable	2,185,327
Distribution fees payable	1,144,280
Trustees’ fees payable	84,332
Accrued expenses	618,288
Total Liabilities	146,282,036
Total Net Assets	$6,041,140,789

Net Assets:
Par value (Note 7)	$3,766
Paid-in capital in excess of par value	5,892,809,685
Undistributed net investment income	2,392,112
Accumulated net realized loss on investments and futures contracts	(158,142,907)
Net unrealized appreciation on investments and futures contracts	304,078,133
Total Net Assets	$6,041,140,789

Shares Outstanding:
Class 1	2,067,838
Class A	262,277,158
Class B	5,900,788
Class C	61,219,397
Class I	45,103,450

Net Asset Value:
Class 1 (and redemption price)	$15.99
Class A (and redemption price)	$16.04
Class B*	$16.10
Class C*	$16.05
Class I (and redemption price)	$16.06
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$16.75

*	Redemption price per share is NAV of Class B and Class C shares reduced by a 4.50% and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

32	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2010

Investment Income:
Interest	$147,978,264

Expenses:
Investment management fee (Note 2)	12,343,789
Distribution fees (Notes 2 and 5)	6,424,671
Transfer agent fees (Note 5)	781,699
Legal fees	144,300
Registration fees	121,137
Shareholder reports	89,980
Insurance	48,842
Audit and tax	41,179
Trustees’ fees	40,475
Custody fees	12,940
Miscellaneous expenses	13,391
Total Expenses	20,062,403
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(23,027)
Net Expenses	20,039,376
Net Investment Income	127,938,888

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	32,050,675
Futures contracts	(66,812,598)
Net Realized Loss	(34,761,923)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	192,707,427
Futures contracts	(113,860,410)
Change in Net Unrealized Appreciation (Depreciation)	78,847,017
Net Gain on Investments and Futures Contracts	44,085,094
Proceeds from Settlement of a Regulatory Matter (Note 9)	1,433,879
Increase in Net Assets From Operations	$173,457,861

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	33

Statements of changes in net assets

For the Six Months Ended August 31, 2010 (unaudited) and the Year Ended February 28, 2010	August 31	February 28

Operations:
Net investment income	$127,938,888	$217,037,172
Net realized gain (loss)	(34,761,923)	76,265,899
Change in net unrealized appreciation (depreciation)	78,847,017	367,750,935
Proceeds from settlement of a regulatory matter (Note 9)	1,433,879	—
Increase in Net Assets From Operations	173,457,861	661,054,006

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(128,436,570)	(218,007,216)
Net realized gains	(1,267,182)	—
Decrease in Net Assets From Distributions to Shareholders	(129,703,752)	(218,007,216)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,408,581,052	1,524,025,607
Reinvestment of distributions	110,766,771	181,094,548
Cost of shares repurchased	(679,647,232)	(906,919,050)
Increase in Net Assets From Fund Share Transactions	839,700,591	798,201,105
Increase in Net Assets	883,454,700	1,241,247,895

Net Assets:
Beginning of period	5,157,686,089	3,916,438,194
End of period*	$6,041,140,789	$5,157,686,089
* Includes undistributed net investment income of:	$2,392,112	$1,455,915

See Notes to Financial Statements.

34	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2010[2]		2010	2009	2008[3]	2007[4]		2006[4]

Net asset value, beginning of period	$15.87		$14.34	$15.03	$15.62	$15.34		$15.52

Income (loss) from operations:
Net investment income	0.38		0.77	0.75	0.72	0.69		0.67
Net realized and unrealized gain (loss)	0.12		1.53	(0.70)	(0.59)	0.28		(0.19)
Total income from operations	0.50		2.30	0.05	0.13	0.97		0.48

Less distributions from:
Net investment income	(0.38)		(0.77)	(0.74)	(0.72)	(0.69)		(0.66)
Net realized gains	(0.00)	[5]	—	—	—	—		—
Total distributions	(0.38)		(0.77)	(0.74)	(0.72)	(0.69)		(0.66)

Net asset value, end of period	$15.99		$15.87	$14.34	$15.03	$15.62		$15.34
Total return[6]	3.24%		16.34%	0.35%	0.77%	6.46%		3.17%

Net assets, end of period (millions)	$33		$34	$33	$39	$44		$47

Ratios to average net assets:
Gross expenses	0.62%[7]		0.64%	0.65%	0.69%	0.69%[8]		0.74%
Gross expenses, excluding interest expense	0.62	[7]	0.64	0.65	0.69	0.69	[8]	0.74
Net expenses[9,11]	0.48	[7,10]	0.49 [10]	0.51 [10]	0.56 [10]	0.68	[8]	0.74
Net expenses, excluding interest expense[9,11]	0.48	[7,10]	0.49 [10]	0.51 [10]	0.55 [10]	0.68	[8]	0.74
Net investment income	4.80	[7]	5.01	5.04	4.63	4.47		4.37

Portfolio turnover rate	14%		40%	75%	32%	24%		4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2010 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	Amount is less than $0.01.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.67%, respectively.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation agreement, effective July 27, 2007 through December 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.15%.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	35

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2010[2]		2010	2009	2008[3]	2007[4]		2006[4]

Net asset value, beginning of period	$15.92		$14.39	$15.07	$15.67	$15.39		$15.57

Income (loss) from operations:
Net investment income	0.37		0.75	0.73	0.70	0.69		0.68
Net realized and unrealized gain (loss)	0.13		1.53	(0.69)	(0.60)	0.28		(0.19)
Total income from operations	0.50		2.28	0.04	0.10	0.97		0.49

Less distributions from:
Net investment income	(0.38)		(0.75)	(0.72)	(0.70)	(0.69)		(0.67)
Net realized gains	(0.00)	[5]	—	—	—	—		—
Total distributions	(0.38)		(0.75)	(0.72)	(0.70)	(0.69)		(0.67)

Net asset value, end of period	$16.04		$15.92	$14.39	$15.07	$15.67		$15.39
Total return[6]	3.17%		16.13%	0.28%	0.60%	6.43%		3.22%

Net assets, end of period (millions)	$4,206		$3,928	$3,129	$2,635	$2,607		$1,904

Ratios to average net assets:
Gross expenses	0.63%[7]		0.64%	0.66%	0.69%	0.71%[8]		0.71%
Gross expenses, excluding interest expense	0.63	[7]	0.64	0.66	0.68	0.71	[8]	0.71
Net expenses[11]	0.63	[7]	0.64	0.66 [9,10]	0.67 [9,10]	0.70	[8,9,10]	0.71 [9]
Net expenses, excluding interest expense[11]	0.63	[7]	0.64	0.66 [9,10]	0.66 [9,10]	0.70	[8,9,10]	0.71 [9]
Net investment income	4.65	[7]	4.86	4.91	4.51	4.45		4.40

Portfolio turnover rate	14%		40%	75%	32%	24%		4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2010 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	Amount is less than $0.01.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.69%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 0.67% of average net assets for Class A until July 1, 2008.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

36	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class B Shares[1]	2010[2]		2010	2009	2008[3]	2007[4]		2006[4]

Net asset value, beginning of period	$15.93		$14.40	$15.09	$15.69	$15.41		$15.58

Income (loss) from operations:
Net investment income	0.33		0.66	0.65	0.62	0.61		0.60
Net realized and unrealized gain (loss)	0.12		1.53	(0.69)	(0.60)	0.28		(0.18)
Proceeds from settlement of a regulatory matter	0.07		—	—	—	—		—
Total income (loss) from operations	0.52		2.19	(0.04)	0.02	0.89		0.42

Less distributions from:
Net investment income	(0.35)		(0.66)	(0.65)	(0.62)	(0.61)		(0.59)
Net realized gains	(0.00)	[5]	—	—	—	—		—
Total distributions	(0.35)		(0.66)	(0.65)	(0.62)	(0.61)		(0.59)

Net asset value, end of period	$16.10		$15.93	$14.40	$15.09	$15.69		$15.41
Total return[6]	3.29	%†	15.47%	(0.32)%	0.09%	5.88%		2.74%

Net assets, end of period (millions)	$95		$103	$121	$153	$206		$234

Ratios to average net assets:
Gross expenses	1.23%[7]		1.22%	1.21%	1.23%	1.23%[8]		1.23%
Gross expenses, excluding interest expense	1.23	[7]	1.22	1.21	1.23	1.23	[8]	1.23
Net expenses[11]	1.23	[7]	1.22	1.20 [9,10]	1.18 [9,10]	1.21	[8,9,10]	1.23 [9]
Net expenses, excluding interest expense[11]	1.23	[7]	1.22	1.20 [9,10]	1.18 [9,10]	1.21	[8,9,10]	1.23 [9]
Net investment income	4.06	[7]	4.30	4.35	4.00	3.93		3.87

Portfolio turnover rate	14%		40%	75%	32%	24%		4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2010 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	Amount is less than $0.01.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.21% and 1.20%, respectively.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 1.18% of average net assets for Class B until July 1, 2008.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

†	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 2.85% (Note 9).

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	37

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2010[2]		2010	2009	2008[3]	2007[4]		2006[4]

Net asset value, beginning of period	$15.93		$14.40	$15.08	$15.68	$15.40		$15.57

Income (loss) from operations:
Net investment income	0.33		0.66	0.64	0.61	0.61		0.59
Net realized and unrealized gain (loss)	0.12		1.53	(0.68)	(0.60)	0.28		(0.18)
Total income (loss) from operations	0.45		2.19	(0.04)	0.01	0.89		0.41

Less distributions from:
Net investment income	(0.33)		(0.66)	(0.64)	(0.61)	(0.61)		(0.58)
Net realized gains	(0.00)	[5]	—	—	—	—		—
Total distributions	(0.33)		(0.66)	(0.64)	(0.61)	(0.61)		(0.58)

Net asset value, end of period	$16.05		$15.93	$14.40	$15.08	$15.68		$15.40
Total return[6]	2.88%		15.49%	(0.27)%	0.04%	5.87%		2.72%

Net assets, end of period (millions)	$982		$777	$466	$251	$241		$164

Ratios to average net assets:
Gross expenses	1.19%[7]		1.20%	1.21%	1.23%	1.24%[8]		1.26%
Gross expenses, excluding interest expense	1.19	[7]	1.20	1.21	1.23	1.24	[8]	1.26
Net expenses[10]	1.19	[7]	1.20	1.21	1.23 [9]	1.23	[8,9]	1.26 [9]
Net expenses, excluding interest expense[10]	1.19	[7]	1.20	1.21	1.23 [9]	1.23	[8,9]	1.26 [9]
Net investment income	4.08	[7]	4.28	4.38	3.95	3.92		3.85

Portfolio turnover rate	14%		40%	75%	32%	24%		4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2010 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	Amount is less than $0.01.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.22%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

38	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2010[2]		2010	2009	2008[3]	2007[4]		2006[4]

Net asset value, beginning of period	$15.94		$14.41	$15.09	$15.69	$15.41		$15.59

Income (loss) from operations:
Net investment income	0.39		0.77	0.75	0.72	0.71		0.71
Net realized and unrealized gain (loss)	0.12		1.53	(0.68)	(0.59)	0.29		(0.19)
Total income from operations	0.51		2.30	0.07	0.13	1.00		0.52

Less distributions from:
Net investment income	(0.39)		(0.77)	(0.75)	(0.73)	(0.72)		(0.70)
Net realized gains	(0.00)	[5]	—	—	—	—		—
Total distributions	(0.39)		(0.77)	(0.75)	(0.73)	(0.72)		(0.70)

Net asset value, end of period	$16.06		$15.94	$14.41	$15.09	$15.69		$15.41
Total return[6]	3.23%		16.30%	0.46%	0.78%	6.61%		3.40%

Net assets, end of period (millions)	$725		$316	$167	$41	$25		$95

Ratios to average net assets:
Gross expenses	0.48%[7]		0.49%	0.49%	0.51%	0.53%[8]		0.55%
Gross expenses, excluding interest expense	0.48	[7]	0.49	0.49	0.51	0.53	[8]	0.55
Net expenses[12]	0.48	[7,9]	0.49 [9]	0.49 [10,11]	0.50 [10,11]	0.52	[8,10]	0.54 [10]
Net expenses, excluding interest expense[12]	0.48	[7,9]	0.49 [9]	0.49 [10,11]	0.50 [10,11]	0.52	[8,10]	0.54 [10]
Net investment income	4.81	[7]	4.99	5.13	4.66	4.56		4.62

Portfolio turnover rate	14%		40%	75%	32%	24%		4%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2010 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]	Amount is less than $0.01.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.51%.

[9]

As a result of an expense limitation agreement, effective September 18, 2009 through December 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.60%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Effective March 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 0.50% of average net assets for Class I until July 1, 2008.

[12]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	39

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

Description	Quoted Prices (level 1)	Other Significant Observable Inputs (level 2)	Significant Unobservable Inputs (level 3)	Total
Municipal bonds†	—	$5,792,002,284	—	$5,792,002,284
Short-term investments†	—	288,115,000	—	288,115,000
Total investments	—	$6,080,117,284	—	$6,080,117,284
Other Financial Instruments:
Futures contracts	$(113,860,410)	—	—	$(113,860,410)
Total	$(113,860,410)	$6,080,117,284	—	$5,966,256,874

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

40	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	41

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation agreement between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 0.15%, and will not exceed 0.60% for Class I shares. These expense limitation agreements cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

During the six months ended August 31, 2010, fees waived and/or expenses reimbursed amounted to $23,027.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2010, LMIS and its affiliates received sales charges of approximately $539,000 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2010, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$30,000	$127,000	$86,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of August 31, 2010, the Fund had accrued $33,124 as deferred compensation payable.

42	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,296,931,688
Sales	763,685,704

At August 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$436,896,355
Gross unrealized depreciation	(18,957,812)
Net unrealized appreciation	$417,938,543

At August 31, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 30-Year Bonds	9,165	9/10	$1,137,392,999	$1,250,449,688	$(113,056,689)
U.S. Treasury 30-Year Bonds	835	12/10	111,947,373	112,751,094	(803,721)
Net unrealized loss on open futures contracts					$(113,860,410)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2010.

LIABILITY DERIVATIVES[1]
Interest Rate Contracts Risk
Futures contracts[2]	$113,860,410

[1]

Generally, the balance sheet location for asset derivatives is receivable/net unrealized appreciation (depreciation) and for liability derivatives is payable/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2010. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Contracts Risk
Futures contracts	$(66,812,598)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Contracts Risk
Futures contracts	$(113,860,410)

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	43

During the six months ended August 31 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$1,017,639,261

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class 1	—	$27,205
Class A	$2,999,951	501,550
Class B	327,557	58,805
Class C	3,097,163	137,770
Class I	—	56,369
Total	$6,424,671	$781,699

For the six months ended August 31, 2010, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements
Class 1	$23,027
Class A	—
Class B	—
Class C	—
Class I	—
Total	$23,027

6. Distributions to shareholders by class

	Six Months Ended August 31, 2010	Year Ended February 28, 2010
Net Investment Income:
Class 1	$807,018	$1,710,055
Class A	93,366,567	172,824,124
Class B	2,155,566	4,930,648
Class C	18,096,037	26,455,905
Class I	14,011,382	12,086,484
Total	$128,436,570	$218,007,216

44	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended August 31, 2010	Year Ended February 28, 2010

Net Realized Gains:
Class 1	$7,470	—
Class A	899,132	—
Class B	22,325	—
Class C	202,620	—
Class I	135,635	—
Total	$1,267,182	—

7. Shares of beneficial interest

At August 31, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2010		Year Ended February 28, 2010
	Shares	Amount	Shares	Amount

Class 1
Shares issued on reinvestment	51,278	$814,489	111,556	$1,711,344
Shares repurchased	(134,039)	(2,129,168)	(280,754)	(4,289,967)
Net decrease	(82,761)	$(1,314,679)	(169,198)	$(2,578,623)

Class A
Shares sold	42,754,984	$681,801,240	65,278,715	$1,005,778,484
Shares issued on reinvestment	5,335,991	85,019,437	9,399,965	144,926,969
Shares repurchased	(32,572,793)	(519,184,731)	(45,396,243)	(700,003,910)
Net increase	15,518,182	$247,635,946	29,282,437	$450,701,543

Class B
Shares sold	876,421	$14,013,251	1,221,200	$18,763,335
Shares issued on reinvestment	123,400	1,972,524	281,946	4,336,996
Shares repurchased	(1,567,053)	(25,040,727)	(3,478,623)	(53,406,574)
Net decrease	(567,232)	$(9,054,952)	(1,975,477)	$(30,306,243)

Class C
Shares sold	15,444,672	$246,298,716	21,732,574	$335,966,890
Shares issued on reinvestment	858,779	13,690,779	1,244,143	19,239,919
Shares repurchased	(3,865,868)	(61,629,021)	(6,570,169)	(101,877,628)
Net increase	12,437,583	$198,360,474	16,406,548	$253,329,181

Class I
Shares sold	29,211,620	$466,467,845	10,618,848	$163,516,898
Shares issued on reinvestment	580,969	9,269,542	702,083	10,879,320
Shares repurchased	(4,492,676)	(71,663,585)	(3,073,084)	(47,340,971)
Net increase	25,299,913	$404,073,802	8,247,847	$127,055,247

8. Capital loss carryforward

As of February 28, 2010, the Fund had a net capital loss carryforward of approximately $124,148,993, of which $95,468 expires in 2012, $64,428,400 expires in 2013, $33,168,998 expires in 2014 and $26,456,127 expires in 2018. These amounts will be available to offset any future taxable capital gains.

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	45

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act.

The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified time-frame, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. On May 26, 2010, these amounts were disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. The Fund has received $2,981, $855,039, $453,456, $122,290 and $113 for Classes 1, A, B, C and I, respectively, related to this distribution. All other amounts not previously distributed were retained by the U.S. Treasury.

46	Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of Citi Funds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and share-

Legg Mason Western Asset Managed Municipals Fund 2010 Semi-Annual Report	47

holders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

Legg Mason Western Asset

Managed Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Legg Mason Western Asset Managed Municipals Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked 11th-largest money manager in the world, according to Pensions & Investments, June 28, 2010, based on 12/31/09 worldwide assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0435 10/10 SR10-1193

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: October 27, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: October 27, 2010